Accounting Changes - Credit Losses (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Accounting Changes
Net deferred taxes	$ (7,370)	$ (8,404)
Retained earnings	$ 154,209	162,717
Cumulative Effect, Period of Adoption, Adjustment
Accounting Changes
Retained earnings		(66)
Accounting Standards Update 2016-13 | Cumulative Effect, Period of Adoption, Adjustment
Accounting Changes
Allowance for credit losses		81
Net deferred taxes		(14)
Retained earnings		$ (66)